VARIABLE INTEREST ENTITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Amounts Recognized in Balance Sheet
	September 30, 2015	December 31, 2014
Total current assets	$214,556	$75,652
Total assets	571,817	543,500
Total current liabilities	214,538	140,365
Total liabilities	414,538	629,365

	December 31, 2014	December 31, 2013
Total current assets	$75,652	$88,491
Total assets	543,500	439,742
Total current liabilities	140,365	84,800
Total liabilities	629,365	521,800

Schedule of Statement of Operations

	Three Months Ending
	September 30, 2015	September 30, 2014
Revenues	$92,785	$731,972
Cost of goods	(70,415)	(524,032)
Gross margin	22,370	207,940
Expenses	30,945	12,373
Net income (loss)	$(8,575)	$195,567

	Nine Months Ending
	September 30, 2015	September 30, 2014
Revenues	$434,685	$1,837,086
Cost of goods	(250,225)	(1,149,197)
Gross margin	184,460	687,889
Expenses	155,205	478,715
Net income (loss)	$29,255	$209,174

	Years Ending
	December 31, 2014	December 31, 2013
Revenues	$2,228,086	$1,563,217
Cost of goods	(1,378,689)	(791,287)
Gross margin	849,397	771,930
Expenses	826,688	873,580
Net income (loss)	$22,709	$(101,650)